TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jun. 30, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Income Tax Contingency [Line Items]
Liability for unrecognized tax benefits			$ 3,663	$ 4,913
Corporate tax rate			23.00%	23.00%	23.00%
Population of enterprise sales in a specific market			14 million
Attributable to Approved Enterprise Programs [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings			$ 24,065
Tax liability, if distributed			5,535
Attributable to Beneficiary Enterprise Program [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings			18,805
Tax liability, if distributed			$ 4,325
Machinery and Manufacturing Equipment [Member]
Income Tax Contingency [Line Items]
Accelerated depreciation rate			200.00%
Building [Member]
Income Tax Contingency [Line Items]
Accelerated depreciation rate			400.00%
Minimum [Member]
Income Tax Contingency [Line Items]
Percentage of industrial enterprise sales revenues			25.00%
Maximum [Member]
Income Tax Contingency [Line Items]
Percentage of industrial enterprise sales revenues			75.00%
Development Area A [Member]
Income Tax Contingency [Line Items]
Corporate tax rate		20.00%
Foreign residents from the preferred enterprise earnings [Member]
Income Tax Contingency [Line Items]
Corporate tax rate						20.00%
Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Corporate tax rate			26.10%
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year			2017
Australian Taxation Office [Member]
Income Tax Contingency [Line Items]
Corporate tax rate			30.00%
Australian Taxation Office [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year			2015
Canada Revenue Agency [Member]
Income Tax Contingency [Line Items]
Corporate tax rate			26.60%
Canada Revenue Agency [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year			2016
Inland Revenue, Singapore (IRAS) [Member]
Income Tax Contingency [Line Items]
Corporate tax rate			17.00%
Inland Revenue, Singapore (IRAS) [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year			2016
England [Member]
Income Tax Contingency [Line Items]
Corporate tax rate			19.00%
England [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year			2016
India [Member]
Income Tax Contingency [Line Items]
Corporate tax rate			28.00%
India [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year			2018
Israel Tax Authority [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year	[1]		2019

[1]	During 2020 the Company’s Israeli tax return for the years 2015-2018 were examined and the examination’s results are reflected in its tax expenses.